Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease Liabilities [Abstract]
Schedule of Lease Liabilities
	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Current	327,046	333,850	223,700
Non-current	334,909	95,403	229,078
	661,955	429,253	452,778

Schedule of Reconciliations of the Values at the Beginning and End	Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:
	2023	2022	2023
Consolidated	AUD$	AUD$	$

Balance at January 1	429,253	641,660	293,609
Additions	702,079	148,815	480,222
Disposals (early return of leased cars)	(82,566)	-	(56,474)
Accretion of interest	22,199	22,004	15,184
Payments	(390,794)	(360,321)	(267,303)
Effect of exchange rates differences	(18,216)	(22,905)	(12,460)

Balance at December 31	661,955	429,253	452,778

Schedule of Consolidated
	1 year or less	Between 1 and 2 years	Between 2 and 3 years	Over 3 years	Total
Consolidated	AUD$	AUD$	AUD$	AUD$	AUD$

December 31, 2023	327,046	311,294	23,615	-	661,955
December 31, 2022	333,850	95,403	-	-	429,253